Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	€ 18,526	€ 3,188
Social Security Costs Receivables	0	1
Value added tax receivables	1,476	1,288
Grants Receivables	7	4
Other receivables	498	126
Total trade and other receivables	32,707	15,906
Total trade and other current receivables	32,707	15,906
Total trade and other non-current receivables	0	0
Research Tax Credit Receivable	12,200	11,299	€ 4,906
Disclosure of trade and other receivables [Line Items]
Other receivables	€ 498	€ 126
Increase (Decrease) of Research Tax Credit Receivable			€ 5,282